Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are Reported at Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		€ 14,679
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		14,679
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level I [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level II [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		14,679
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		€ 14,679